Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Purchase Commitments
As of December 31, 2021, the Company had non-cancellable purchase commitments with certain service providers primarily related to the provision of cloud computing services as follows (in thousands):

Total Commitments
Years Ending December 31,
2022	$18,978
2023	22,528
2024	10,417
Thereafter	—
Total	$51,923